Fair Values of Assets and Liabilities - Changes in Fair Value for All Assets and Liabilities Measured at Fair Value on Recurring Basis Using Significant Unobservable Inputs (Level 3) (Parenthetical) (Detail) - USD ($)
$ in Millions
	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Other Noninterest Income [Member]
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Net gains and (losses) on net derivative assets and liabilities included in net income	$ (70)	$ (141)	$ 2
Net Change in net derivative asset and liability unrealized gains (losses) relating to assets still held at end of period	(70)	(141)	2
Mortgage Banking Revenue [Member]
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Net gains and (losses) on net derivative assets and liabilities included in net income	1,900	482	160
Net Change in net derivative asset and liability unrealized gains (losses) relating to assets still held at end of period	247	35	20
Commercial Products Revenue [Member]
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Net gains and (losses) on net derivative assets and liabilities included in net income	1,100	428	(141)
Net Change in net derivative asset and liability unrealized gains (losses) relating to assets still held at end of period	$ 1,500	$ 888	$ 12